Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of restricted stock awards

Restricted Common Stock Award

	March 31, 2017		September 30, 2016
	Number of Shares	Weighted Average Grant Price	Number of Shares	Weighted Average Grant Price
Restricted Shares
Unvested and outstanding at beginning of fiscal year	23,159	$9.59	46,857	$7.59
Granted	2,500	11.04	11,591	10.98
Vested	(3,532)	7.96	(13,127)	7.17
Forfeited	—	—	(22,162)	7.54

Unvested and outstanding fiscal to date	22,127	$10.01	23,159	$9.59

Restricted Common Stock Awards
	2016		2015
	Number of Shares	Weighted Average Grant Price	Number of Shares	Weighted Average Grant Price
Restricted Shares
Unvested and outstanding at beginning of year	46,857	$7.59	41,014	$6.51
Granted	11,591	10.98	17,500	9.20
Vested	(13,127)	7.17	(11,657)	6.18
Forfeited	(22,162)	7.54	—	—

Unvested and outstanding at end of year	23,159	$9.59	46,857	$7.59

Summary of stock option activity
Common Stock Option Awards

	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
2017
Outstanding at September 30, 2016	140,706	$8.67
Granted	—	—
Exercised	(7,100)	8.28
Forfeited or expired	—

Outstanding at March 31, 2017	133,606	$8.69	6.70

Exercisable at March 31, 2017	62,612	$7.58	4.47	$392

Fully vested and expected to vest	133,606	$8.69	6.70	$693

2016
Outstanding at September 30, 2015	171,737	$7.46
Granted	55,000	10.00
Exercised	(43,515)
Forfeited or expired	(42,516)

Outstanding at September 30, 2016	140,706	$8.67	7.22

Exercisable at September 30, 2016	49,520	$7.27	4.09	$194

Fully vested and expected to vest	140,706	$8.67	7.22	$354

Common Stock Option Awards
	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
2016
Outstanding at beginning of year	171,737	$7.46
Granted	55,000	10.00
Exercised	(43,515)
Forfeited or expired	(42,516)

Outstanding at end of year	140,706	$8.67	7.22

Exercisable at end of year	49,520	$7.27	4.09	$194

Fully vested and expected to vest	140,706	$8.67	7.22	$354

2015
Outstanding at beginning of year	179,192	$6.52
Granted	50,000	9.20
Exercised	(51,955)
Forfeited or expired	(5,500)

Outstanding at end of year	171,737	$7.46	7.58

Exercisable at end of year	63,764	$6.79	5.33

Fully vested and expected to vest	171,737	$7.46	7.58

Information related to stock option plan

Information related to the 2004 Stock Option and Incentive Plan and 2008 Equity Incentive Plan during each year follows:

	2017	2016
Intrinsic value of options exercised	$30	$131
Cash received from options exercised	$59	$289
Tax benefit realized from options exercised	$—	$—

Information related to the 2004 Stock Option and Incentive Plan and 2008 Equity Incentive Plan during each year follows:

	2016	2015
Intrinsic value of options exercised	$131	$180
Cash received from options exercised	$289	$299
Tax benefit realized from options exercised	$—	$9

Assumption used in calculating stock option expense

Set forth below is a table showing relevant assumptions used in calculating stock option expense related to the Company’s 2004 Stock Option and Incentive Plan and 2008 Equity Incentive Plan:

	2017	2016
Dividend yield	—%	1.02%
Risk-free interest rate	—%	1.7%
Weighted average expected life (years)	NA	10
Expected volatility	—%	5%

Set forth below is a table showing relevant assumptions used in calculating stock option expense related to the Company’s 2004 Stock Option and Incentive Plan and 2008 Equity Incentive Plan:

	2016	2015
Dividend yield	1.02%	0.88%
Risk-free interest rate	1.7%	2.1%
Weighted average expected life (years)	10	10
Expected volatility	5%	2%